RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Management Fees Paid	$ 1,884,866	$ 4,008,284
Series Seven [Member]
Related Party Transaction [Line Items]
Management Fees Paid	0	0
Series Nine [Member]
Related Party Transaction [Line Items]
Management Fees Paid	0	0
Series Ten [Member]
Related Party Transaction [Line Items]
Management Fees Paid	237,296	344,731
Series Eleven [Member]
Related Party Transaction [Line Items]
Management Fees Paid	575,209	548,688
Series Twelve [Member]
Related Party Transaction [Line Items]
Management Fees Paid	385,233	191,044
Series Fourteen [Member]
Related Party Transaction [Line Items]
Management Fees Paid	$ 687,128	$ 2,923,821